FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
Schedule of assumptions used to determine fair value of July 2023 warrants

	December 31, 2024	December 31, 2023
Time to expiration	4.49 years	4.56 years
Common stock price	$2.25	$4.05
Risk-free interest rate	4.35	3.88
Volatility	123%	116%